Accounts Payable - Summary of Accounts Payable (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current
Accounts payable for investments in Property, plant and equipment	$ 71,388,595	$ 69,989,797
Expense accrual		11,922,779
Total	71,388,595	81,912,576
Current
Suppliers	1,239,573,602	1,017,699,633
Related parties (Note 19)	275,828,345	563,849,622
Accounts payable for acquisitions of Property, plant and equipment	235,005,411	280,599,659
Expenses accrual	611,134,006	363,951,348
Total	$ 2,361,541,364	$ 2,226,100,262